Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized	123,205,808
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	193,000,000	193,000,000
Common stock, shares issued	1,225,989	1,161,781
Common stock, shares outstanding	1,225,989	1,161,781
Series A convertible preferred stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	85,676,349	85,676,349
Preferred stock, shares issued	6,878,001	6,878,001
Preferred stock, shares outstanding	6,878,001	6,878,001
Preferred stock, aggregate liquidation preference	$ 84,600	$ 84,600
Series A1 convertible preferred stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	7,006,369	7,006,369
Preferred stock, shares issued	569,623	569,623
Preferred stock, shares outstanding	569,623	569,623
Preferred stock, aggregate liquidation preference	11,000	11,000
Series A2 convertible preferred stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,828,254	25,828,254
Preferred stock, shares issued	2,099,842	2,099,842
Preferred stock, shares outstanding	2,099,842	2,099,842
Preferred stock, aggregate liquidation preference	47,782	47,782
Series A3 convertible preferred stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,694,836	4,694,836
Preferred stock, shares issued	381,693	381,693
Preferred stock, shares outstanding	381,693	381,693
Preferred stock, aggregate liquidation preference	$ 10,000	$ 10,000